Shareholder Report, Holdings (Details)	Apr. 30, 2025
C000027914 | Berkshire Hathaway, Inc., Class B - FR_084670702
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000027914 | Philip Morris International, Inc. - FR_718172109
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000027914 | Johnson & Johnson - FR_478160104
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000027914 | JPMorgan Chase & Co. - FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000027914 | Walmart, Inc. - FR_931142103
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000027914 | Fiserv, Inc. - FR_337738108
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000027914 | RTX Corp. - FR_75513E101
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000027914 | Accenture PLC, Class A - FR_G1151C101
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000027914 | Elevance Health, Inc. - FR_036752103
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000027914 | S&P Global, Inc. - FR_78409V104
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000027914 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000027914 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000027914 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000027914 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000027914 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000027914 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000027914 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000027914 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000027914 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000027914 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000027914 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000027914 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(1.80%)
C000027911 | Berkshire Hathaway, Inc., Class B - FR_084670702
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000027911 | Philip Morris International, Inc. - FR_718172109
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000027911 | Johnson & Johnson - FR_478160104
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000027911 | JPMorgan Chase & Co. - FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000027911 | Walmart, Inc. - FR_931142103
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000027911 | Fiserv, Inc. - FR_337738108
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000027911 | RTX Corp. - FR_75513E101
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000027911 | Accenture PLC, Class A - FR_G1151C101
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000027911 | Elevance Health, Inc. - FR_036752103
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000027911 | S&P Global, Inc. - FR_78409V104
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000027911 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000027911 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000027911 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000027911 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000027911 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000027911 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000027911 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000027911 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000027911 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000027911 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000027911 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000027911 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(1.80%)
C000027913 | Berkshire Hathaway, Inc., Class B - FR_084670702
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000027913 | Philip Morris International, Inc. - FR_718172109
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000027913 | Johnson & Johnson - FR_478160104
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000027913 | JPMorgan Chase & Co. - FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000027913 | Walmart, Inc. - FR_931142103
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000027913 | Fiserv, Inc. - FR_337738108
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000027913 | RTX Corp. - FR_75513E101
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000027913 | Accenture PLC, Class A - FR_G1151C101
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000027913 | Elevance Health, Inc. - FR_036752103
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000027913 | S&P Global, Inc. - FR_78409V104
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000027913 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000027913 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000027913 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000027913 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000027913 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000027913 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000027913 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000027913 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000027913 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000027913 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000027913 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000027913 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(1.80%)
C000027917 | Berkshire Hathaway, Inc., Class B - FR_084670702
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000027917 | Philip Morris International, Inc. - FR_718172109
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000027917 | Johnson & Johnson - FR_478160104
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000027917 | JPMorgan Chase & Co. - FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000027917 | Walmart, Inc. - FR_931142103
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000027917 | Fiserv, Inc. - FR_337738108
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000027917 | RTX Corp. - FR_75513E101
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000027917 | Accenture PLC, Class A - FR_G1151C101
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000027917 | Elevance Health, Inc. - FR_036752103
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000027917 | S&P Global, Inc. - FR_78409V104
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000027917 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000027917 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000027917 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000027917 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000027917 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000027917 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000027917 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000027917 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000027917 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000027917 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000027917 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000027917 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(1.80%)
C000132087 | Berkshire Hathaway, Inc., Class B - FR_084670702
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000132087 | Philip Morris International, Inc. - FR_718172109
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000132087 | Johnson & Johnson - FR_478160104
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000132087 | JPMorgan Chase & Co. - FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000132087 | Walmart, Inc. - FR_931142103
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000132087 | Fiserv, Inc. - FR_337738108
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000132087 | RTX Corp. - FR_75513E101
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000132087 | Accenture PLC, Class A - FR_G1151C101
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000132087 | Elevance Health, Inc. - FR_036752103
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000132087 | S&P Global, Inc. - FR_78409V104
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000132087 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000132087 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000132087 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000132087 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000132087 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000132087 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000132087 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000132087 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000132087 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000132087 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000132087 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000132087 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(1.80%)